Share Capital and Additional Paid in Capital - Schedule of Shares Issued (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	54,099,929
Balance at beginning of year	$ 827,324	$ 520,167
Ending balance (in shares)	54,110,584	54,099,929
Balance at end of year	$ 839,265	$ 827,324
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	54,099,929	36,797,238
Balance at beginning of year	$ 5,410	$ 3,680
Shares issued (in shares)	10,655	17,302,691
Shares issued	$ 1	$ 1,730
Ending balance (in shares)	54,110,584	54,099,929
Balance at end of year	$ 5,411	$ 5,410
Additional paid in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of year	1,189,665	895,951
Shares issued	384	293,714
Balance at end of year	$ 1,190,049	$ 1,189,665